Investment Risks	Mar. 27, 2026
Thompson LargeCap Fund | Thompson LargeCap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all investments, an investment in the LargeCap Fund is subject to risks, and you could lose money investing in the Fund.
Thompson LargeCap Fund | Thompson LargeCap Fund | Market Risk [Member]
Prospectus [Line Items]
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Market Risk. The value of equity securities in the Fund’s portfolio may decline, resulting in a decline in the Fund’s share price and total return. The equity securities held by the LargeCap Fund fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these stocks and their industries.

Thompson LargeCap Fund | Thompson LargeCap Fund | Large Cap Risk [Member]
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Large Cap Risk. Companies having large capitalizations tend to be more mature than smaller-capitalization stocks. As a result, these types of companies may have fewer opportunities to grow relative to the economy as a whole.

Thompson LargeCap Fund | Thompson LargeCap Fund | Active Management Risk [Member]
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Active Management Risk. Our selection of securities for the LargeCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally. The selection of securities for the LargeCap Fund may be more or less heavily allocated to some sectors or types of securities than the Fund’s benchmark, which may cause the Fund’s performance and/or risk profile to differ significantly from its benchmark.

Thompson LargeCap Fund | Thompson LargeCap Fund | Style Risk [Member]
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Style Risk. From time to time we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or the stock markets generally during these periods.

Thompson LargeCap Fund | Thompson LargeCap Fund | Smaller Cap Risk [Member]
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Smaller Cap Risk. Companies having medium and smaller capitalizations are subject to greater price volatility than stocks of large companies and may have lower trading volume and less market liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Thompson LargeCap Fund | Thompson LargeCap Fund | Depositary Receipts Risk [Member]
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Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Additionally, some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers.

Thompson LargeCap Fund | Thompson LargeCap Fund | Real Estate Investment Trusts [Member]
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Real Estate Investment Trusts. Real Estate Investment Trusts (“REITs”) are subject to the risks associated with owning real estate, depend on specialized management skills and may have limited diversification and smaller market capitalizations.

Thompson MidCap Fund | Thompson MidCap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund.
Thompson MidCap Fund | Thompson MidCap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of equity securities in the Fund’s portfolio may decline, resulting in a decline in the Fund’s share price and total return. The equity securities held by the MidCap Fund fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these securities and their industries.

Thompson MidCap Fund | Thompson MidCap Fund | Mid Cap Risk [Member]
Prospectus [Line Items]
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Mid Cap Risk. The medium-sized companies in which the MidCap Fund invests often have greater price volatility, lower trading volume and less liquidity than larger, more-established companies. As a class, medium-sized companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Thompson MidCap Fund | Thompson MidCap Fund | Active Management Risk [Member]
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Active Management Risk. Our selection of securities for the MidCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally. The selection of securities for the MidCap Fund may be more or less heavily allocated to some sectors or types of securities than the Fund’s benchmark, which may cause the Fund’s performance and/or risk profile to differ significantly from its benchmark.

Thompson MidCap Fund | Thompson MidCap Fund | Style Risk [Member]
Prospectus [Line Items]
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Style Risk. From time to time, we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or than the stock markets generally during these periods.

Thompson MidCap Fund | Thompson MidCap Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
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Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Additionally, some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers.

Thompson MidCap Fund | Thompson MidCap Fund | Real Estate Investment Trusts [Member]
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Real Estate Investment Trusts. Real Estate Investment Trusts (“REITs”) are subject to the risks associated with owning real estate, depend on specialized management skills and may have limited diversification and smaller market capitalizations.

Thompson Bond Fund | Thompson Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund.
Thompson Bond Fund | Thompson Bond Fund | Market Risk [Member]
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Market Risk. The share price, total return and yield of the Bond Fund will fluctuate depending on changes in the fair market value and yields of the bonds in the Fund’s portfolio. Drastic reductions in or volatile trading activity may make it difficult for the Bond Fund to properly value its investments.

Thompson Bond Fund | Thompson Bond Fund | Credit Risk [Member]
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Credit Risk. The Bond Fund is subject to credit risk, which is the risk that the issuers of the bonds in which the Fund invests may default on interest and/or principal payments. The creditworthiness of an issuer could deteriorate because of developments affecting the issuer uniquely, industry developments or general economic conditions. Such deterioration increases the risk of default and would likely cause a decline in the bond’s value, particularly if the rating of the bond is downgraded.

Thompson Bond Fund | Thompson Bond Fund | Interest Rate Risk [Member]
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Interest-Rate Risk. The value of bonds is affected primarily by changes in interest rates, average maturities and the investment and credit quality of the securities. A bond’s fair market value increases or decreases in order to adjust its yield to current interest rate levels. A bond’s yield reflects the bond’s fixed annual interest as a percentage of its current price. Therefore, bond prices generally move in the opposite direction of interest rates and movements in interest rates typically have a greater effect on prices of longer-term bonds than on those with shorter maturities. Changes in prevailing interest rates will also affect the yield on shares of the Bond Fund. Interest-rate fluctuations, however, will not affect the income received by the Bond Fund from its existing portfolio of fixed-income securities (other than from variable-rate securities).

Thompson Bond Fund | Thompson Bond Fund | Active Management Risk [Member]
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Active Management Risk. The selection of securities for the Bond Fund may not perform as well as expected when those securities were purchased or as well as the bond markets generally. The selection of securities for the Fund may be more or less heavily allocated to some sectors or types of securities, such as corporate bonds, agency bonds, Treasury bonds, or to securities with different credit ratings, than the Fund’s benchmark, which may cause the Fund’s performance and/or risk profile to differ significantly from its benchmark.

Thompson Bond Fund | Thompson Bond Fund | Low- and Below-Investment-Grade (High-Yield/Junk) Securities Risk [Member]
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Low- and Below-Investment-Grade (High-Yield/Junk) Securities Risk. The Bond Fund can invest in securities with the lowest investment-grade rating without limitation and, for up to 10% of its net assets, securities rated below investment grade (commonly referred to as “junk” or “high-yield” securities). Such securities are subject to a greater risk of issuer default or bankruptcy, lack of liquidity, and sensitivity to adverse economic events or developments specific to the issuer than are higher-rated securities. High-yield securities are considered speculative with regard to the issuer’s capacity to pay interest and repay principal.

Thompson Bond Fund | Thompson Bond Fund | Liquidity Risk [Member]
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Liquidity Risk. There may be no willing buyer of certain of the securities held by the Bond Fund at a time when the Advisor wishes to sell those securities, and the Fund may have to sell those securities at a lower price (or may not be able to sell those securities at all).

Thompson Bond Fund | Thompson Bond Fund | Mortgage- and Asset-Backed Securities Risk [Member]
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Mortgage- and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to interest-rate risk, credit risk, prepayment and extension risk, risks associated with inadequate collateral, and, the risk of unexpectedly high rates of defaults.

Thompson Bond Fund | Thompson Bond Fund | Prepayment and Extension Risk [Member]
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Prepayment and Extension Risk. Certain of the securities held by the Bond Fund may be prepaid prior to their scheduled maturity dates. Prepayment is likely during periods of falling interest rates. Risk of prepayment generally affects the price and yield of a security and its volatility because prepayment shortens the life of the security and thus the expected interest payments from that security. Prepayment will also require the Bond Fund to reinvest the proceeds in other securities, usually at lower rates and yields. Conversely, during periods of rising interest rates, the likelihood of prepayment decreases, which could lengthen the expected maturity of certain of the securities held by the Bond Fund, reduce their market value, and make them more susceptible to interest-rate risk.

Thompson Bond Fund | Thompson Bond Fund | Foreign Issuer Risk [Member]
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Foreign Issuer Risk. Some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers. Bonds of foreign issuers are generally less liquid than those of U.S. issuers, and evidence of the Fund’s ownership of bonds may be uncertain in many foreign countries. Bonds of foreign issuers in some countries may be subject to expropriation or confiscatory taxation or affected by political or social instability, war, terrorism, nationalization, or limitations on the removal of funds or other assets.

Thompson Bond Fund | Thompson Bond Fund | Convertible Debt Risk [Member]
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Convertible Debt Risk. Convertible debt securities will typically be classified as subordinated debt and, therefore, are more risky than unsubordinated debt.  Subordinated debt holders are lower in the hierarchy as far as principal repayment during times of distress for the issuer.  Holders of convertible debt receive substantially lower yields to maturity in comparison to the non-convertible equivalent.

Thompson Bond Fund | Thompson Bond Fund | Common Stock Risk [Member]
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Common Stock Risk. Common stocks fluctuate in value for various reasons, including changes in the equities markets, general economic or political changes, interest-rate changes and factors particularly affecting the issues of stocks and their industries.